Intangible Assets Including Goodwill - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Feb. 21, 2019 JPY (¥)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Disclosure of intangible assets including goodwill [line items]
Research and development costs		¥ 109,787	¥ 108,141	¥ 108,093
Goodwill and intangible assets acquired		¥ 6,669	163,037
Impairment of goodwill			¥ 2,941
Growth rate used to calculate the recoverable amount			2.0
Discount rate used to calculate the recoverable amount			16.0
KMD [member]
Disclosure of intangible assets including goodwill [line items]
Goodwill and intangible assets acquired	¥ 161,595